RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norge AS, GHL Finance Limited, Golden Ocean Group Limited, Arcadia Petroleum Limited, Deep Sea Supply Plc, Seatankers Management Co. Ltd, Archer Limited and North Atlantic Drilling Ltd. In November 2014, Highlander Tankers AS, or Highlander Tankers, post fixture managers for the Company became a related party as Robert Hvide Macleod the owner and director of Highlander Tankers was appointed the Chief Executive Officer of Frontline Management AS. Frontline 2012 and the Company (and its subsidiaries) were related parties prior to the Merger. In October 2014, VLCC Chartering Ltd, or VLCC Chartering, was set up as a joint venture between the Company and Tankers International LLC, or TI. VLCC Chartering provides chartering services to the combined fleets of the Company and TI.

Transactions with the Company
Frontline Management (Bermuda) Limited, a wholly owned subsidiary of the Company, was providing all management services to Frontline 2012 up to the date of the Merger and management fees of $1.9 million were incurred in the six months ended June 30, 2015. Newbuilding supervision fees of $2.6 million were charged to Frontline 2012 by the Company in the six months ended June 30, 2015. Technical management fees of $0.9 million were charged to Frontline 2012 by SeaTeam Management Pte. Ltd, a majority owned subsidiary of the Company, in the six months ended June 30, 2015.

Highlander Tankers Transactions
In January 2015, Frontline 2012 assumed three charter-out contracts and the commercial management of four vessels from Highlander Tankers for a consideration of $1.8 million being the estimated value of the charter-out contracts and commercial management agreements.

Avance Gas Transactions
In January 2014, Frontline 2012 received $139.2 million from Avance Gas, an equity investee, in connection with the agreed sale of eight VLGC newbuildings to Avance Gas immediately following their delivery to Frontline 2012 from the yard. This receipt was placed in a restricted account to be used for installments to be paid by Frontline 2012, past and future construction supervision costs and it also included a profit element to be transferred to cash and cash equivalents on delivery of each newbuilding. Four vessels were delivered in the six months ended June 30, 2015 and Frontline 2012 recognized a gain on sale of $38.8 million in aggregate.

Ship Finance Transactions
As of June 30, 2016, the Company held fourteen vessels under capital leases, all of which are leased from Ship Finance and were acquired upon the Merger. The remaining periods on these leases at June 30, 2016 range from approximately four to eleven years.

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger.

A summary of leasing transactions with Ship Finance in the six months ended June 30, 2016 and June 30, 2015 are as follows;

(in thousands of $)	2016	2015
Charter hire paid (principal and interest)	48,405	—
Lease interest expense	18,861	—
Contingent rental income	(2,654)	—
Remaining lease obligation	484,828	—

In May 2016, the Company agreed with Ship Finance to terminate the long term charter for the 1998-built VLCC Front Vanguard. The charter with Ship Finance terminated in July 2016. Frontline has agreed a compensation payment to Ship Finance of $0.4 million for the termination of the charter.

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. The Company recognized income of $0.5 million in the six months ended June 30, 2016 in relation to this pooling arrangement (six months ended June 30, 2015: expense of $1.3 million)

In 2013, Frontline 2012 and Ship Finance entered into a joint project between four of Frontline 2012's vessels Front Odin, Front Njord, Front Thor, Front Loki and two Ship Finance vessels Glorycrown and Everbright. All costs in relation to the conversion to be shared on a pro-rata basis. At June 30, 2016, the Company owes $1.0 million to Ship Finance in respect of this project (December 31, 2015: $1.7 million).

Seatanker Transactions
In January 2016, the Company recharged $2.4 million of fit out costs, which had been incurred on a leased office prior to its assignment to Seatankers in December 2015.

GHL Finance Transactions
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with GHL Finance Limited, an affiliate of Hemen Holding Limited., the Company's largest shareholder. See Note 13.

A summary of net amounts earned from related parties in the six months ended June 30, 2016 and June 30, 2015 are as follows:

(in thousands of $)	2016	2015
Seatankers Management Co. Ltd	3,584	—
Ship Finance International Limited	1,537	—
Golden Ocean Group Limited	7,991	—
Seatankers Management Norge AS	553	—
Arcadia Petroleum Limited	450	—
Seadrill Limited	328	—
Archer Limited	64	—
Deep Sea Supply Plc	78	—
North Atlantic Drilling Ltd	24	—
Frontline companies	—	2,859

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties at June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	2,321	3,356
Seatankers Management Co. Ltd	2,727	1,165
Archer Ltd	64	148
VLCC Chartering Limited	79	102
Golden Ocean Group Limited	3,573	4,099
Seadrill Limited	1,281	859
Deep Sea Supply Plc	100	176
Arcadia Petroleum Limited	39	201
North Atlantic Drilling Limited	202	128
	10,386	10,234

A summary of balances due to related parties at June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	17,173	23,688
Seatankers Management Co. Ltd	780	569
Seadrill Limited	5	5
Golden Ocean Group Limited	2,262	4,455
Arcadia Petroleum Limited	—	3
	20,220	28,720